Intangible Assets - Schedule of Movement of Intangible Assets (Detail) CLF in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		$ 718,683
Intangible assets generated in business combination impairment loss	$ (808,847)
Ending, balances		699,344		$ 718,683
Impairments	694,936	651,825
ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(113,138)
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(773)
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		682,695
Intangible assets generated in business combination impairment loss	(448,273)
Ending, balances		663,503		682,695
Impairments	448,273	412,356
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		35,988
Intangible assets generated in business combination impairment loss	(360,574)		CLF (113,911)
Ending, balances		35,841		35,988
Impairments	246,663	239,469
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(38,849)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss	(113,911)	(113,911)
Ending, balances		651,825
Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss	(113,911)
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,896,374	920,165		1,896,374
Acquisitions		38,624		55,749
Disposals		(14,828)		(56,134)
Intangible assets generated in business combination impairment loss				(947,118)
Exchange differences		1,224		(28,706)
Others		(4,418)
Ending, balances		949,603		920,165
Gross assets [member] | ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances		193,761
Gross assets [member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		1,835
Gross assets [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		195,596
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	314,200	221,070		314,200
Acquisitions		29,492		43,747
Disposals		(8,856)		(47,746)
Intangible assets generated in business combination impairment loss				(67,363)
Reclassifications				(9,752)
Exchange differences		1,042		(12,016)
Others		(4,418)
Ending, balances		247,166		221,070
Gross assets [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(31,426)
Ending, balances		59,525
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	33,352	13,484		33,352
Acquisitions		9,132		12,002
Disposals		(5,972)		(8,388)
Intangible assets generated in business combination impairment loss				(32,334)
Reclassifications				9,752
Exchange differences		182		(900)
Ending, balances		16,826		13,484
Gross assets [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(4,325)
Ending, balances		7,838
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	393,748	189,044		393,748
Intangible assets generated in business combination impairment loss				(195,596)
Exchange differences				(9,108)
Ending, balances		189,044		189,044
Gross assets [member] | Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(113,911)
Gross assets [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,151,019	492,512		1,151,019
Intangible assets generated in business combination impairment loss				(651,825)
Exchange differences				(6,682)
Ending, balances		492,512		492,512
Gross assets [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	4,055	4,055		4,055
Ending, balances		4,055		4,055
Gross assets [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets generated in business combination impairment loss		(3,098)
Ending, balances		32,334
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(321,941)	(201,482)		(321,941)
Disposals				44,490
Intangible assets generated in business combination impairment loss				(142,533)
Exchange differences		(994)		8,061
Others		8,008
Ending, balances		(250,259)		(201,482)
Accumulated depreciation, amortisation and impairment [member] | ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(80,623)
Accumulated depreciation, amortisation and impairment [member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(1,062)
Accumulated depreciation, amortisation and impairment [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(81,685)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(134,457)	(94,407)		(134,457)
Disposals				44,490
Intangible assets generated in business combination impairment loss				(31,612)
Exchange differences		(929)		4,580
Others		8,008
Ending, balances		(119,789)		(94,407)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(28,099)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(28,160)	(654)		(28,160)
Intangible assets generated in business combination impairment loss				(29,236)
Exchange differences		(65)		18
Ending, balances		(2,158)		(654)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(3,513)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ (156,465)	(103,053)		(156,465)
Intangible assets generated in business combination impairment loss				(81,685)
Exchange differences				3,463
Ending, balances		(124,748)		$ (103,053)
Accumulated depreciation, amortisation and impairment [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		$ (29,236)